Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2018
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net
Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Net book value at beginning of period	$32,396,827	$31,501,973
Additions	5,877,691	5,276,715
Depreciation	(1,649,710)	(1,690,753)
Disposals and transfers to held for sale	(1,417,825)	(2,281,401)
Transfers to net investment in finance and sales-type leases/inventory	(115,330)	(352,714)
Impairment (Note 23)	(39,318)	(54,331)
Other	—	(2,662)
Net book value at end of period	$35,052,335	$32,396,827

Accumulated depreciation as of December 31, 2018 and 2017, respectively	$(6,850,869)	$(6,067,084)